Significant Accounting Policies (Schedule Of Estimated Future Amortization Expense) (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies [Abstract]
2017		$ 54
2018	$ 54	54
2019	32	32
2020	9	9
2021	8	8
Later years	32	32
Total	$ 148	$ 189